Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash on hand	$ 1,723	$ 2,318
Deposits in banks	22,201,308	28,906,583
Cash	$ 22,203,031	$ 28,908,901